Interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Loans and advances, central banks	€ 1,606	€ 476	€ 431
Loans and advances, credit institutions	2,186	916	894
Debt instruments	10,416	5,724	5,022
Loans and advances, customers	54,110	38,649	38,788
Other interest	3,112	698	606
Total interest income	€ 71,430	€ 46,463	€ 45,741